Commitments and Guarantees	12 Months Ended
Dec. 31, 2021
Capital commitments [abstract]
Commitments and Guarantees	COMMITMENTS AND GUARANTEES
32.1 Aircraft acquisition
As of December 31, 2021, the Company had contractually assumed the commitment to acquire 131 aircraft, 86 directly from manufacturers and 45 from lessors (132 as of December 31, 2020, 94 directly from manufacturers and 38 from lessors). The amounts shown below are discounted to present value using the weighted discount rate of leasing transactions and do not necessarily characterize a cash outflow as the Company evaluates the obtainment of financing to meet these commitments.

	December 31,
Description	2021	2020

2021	—	1,941,843
2022	1,332,170	855,247
2023	1,048,452	565,661
2024	2,354,729	1,533,423
2025	2,116,390	1,351,477
2026	2,325,528	1,633,289
After 2026	3,454,271	2,292,894
	12,631,540	10,173,834
32.2 Letters of credit
As of December 31, 2021, the Company held letters of credit in the amount of US$492 million (US$522 million as of December 31, 2020), equivalent to R$3,112,152 (R$2,713,794 as of December 31, 2020) and of R$8,763 (R$38,270 as of December 31, 2020) related to security deposits, maintenance reserves and local guarantees.
32.3 Guarantees
The convertible debentures are guaranteed by the Company and its main operating subsidiary ALAB and are collateralized by certain assets, including, but not limited to, intellectual property assets held by the guarantors and the TudoAzul frequent-flyer program, certain rights related to the right of use of the hangar, and specific equipment necessary for maintenance of the hangar used by the Company and located at Viracopos airport.
Additionally, other guarantees are offered for fundraising, such as the assignment of rights over credit card receivables, parts and equipment.